Net Income Per Limited Partner Unit (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Reconciliation Of Net Income (Loss) And Weighted Average Units
A reconciliation of net income and weighted average units used in computing basic and diluted net income per unit is as follows:

	Years Ended December 31,
	2015	2014	2013
Income from continuing operations	$1,093	$1,060	$282
Less: Income (loss) from continuing operations attributable to noncontrolling interest	(96)	434	99
Income from continuing operations, net of noncontrolling interest	1,189	626	183
Less: General Partner’s interest in income from continuing operations	3	2	—
Less: Class D Unitholder’s interest in income from continuing operations	3	2	—
Income from continuing operations available to Limited Partners	$1,183	$622	$183
Basic Income from Continuing Operations per Limited Partner Unit:
Weighted average limited partner units	1,062.8	1,088.6	1,121.8
Basic income from continuing operations per Limited Partner unit	$1.11	$0.58	$0.17
Basic income from discontinued operations per Limited Partner unit	$—	$—	$0.01
Diluted Income from Continuing Operations per Limited Partner Unit:
Income from continuing operations available to Limited Partners	$1,183	$622	$183
Dilutive effect of equity-based compensation of subsidiaries and distributions to Class D Unitholder	(2)	(2)	—
Diluted income from continuing operations available to Limited Partners	1,181	620	183
Weighted average limited partner units	1,062.8	1,088.6	1,121.8
Dilutive effect of unconverted unit awards	1.6	2.2	—
Weighted average limited partner units, assuming dilutive effect of unvested unit awards	1,064.4	1,090.8	1,121.8
Diluted income from continuing operations per Limited Partner unit	$1.11	$0.57	$0.17
Diluted income from discontinued operations per Limited Partner unit	$—	$—	$0.01